DESCRIPTION OF THE PLANS	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLANS	DESCRIPTION OF THE PLANS
The following description of the DTE Energy Company Savings and Stock Ownership Plan (SSOP), the DTE Electric Company Savings & Stock Ownership Plan for Employees Represented by Local 223 of the Utility Workers Union of America (Local 223 Plan), the DTE Electric Company Savings & Stock Ownership Plan for Employees Represented by Local 17 of the International Brotherhood of Electrical Workers (Local 17 Plan), and the DTE Gas Company Investment and Stock Ownership Plan (Gas ISOP) (collectively, the Plans) provides only general information. Participants should refer to the respective Summary Plan Descriptions and the respective Plan documents for a more complete description of each of the Plan's provisions.
General
The Plans are voluntary, defined contribution plans covering the employee groups described below.
The SSOP covers regular full-time and part-time employees of DTE Electric Company (DTE Electric), DTE Gas Company (DTE Gas), DTE Enterprises, Inc., DTE Energy Corporate Services, LLC (DTE LLC), affiliates of DTE LLC (Participating Affiliates), Citizens Gas Fuel Company (Citizens Gas), and Midwest Energy Resources Company (MERC) that are not represented by a collective bargaining agreement. The SSOP also covers certain regular full-time and part-time employees of DTE Electric, Citizens Gas, and non-regulated Participating Affiliates who are represented by collective bargaining agreements.
The SSOP has three distinct subdivisions, which originate from the merger of former plans. These subdivisions are generally referred to as the DTE Electric Plan, the MCN Plan, and the Citizens Plan. Participation in the subdivisions may be dependent upon the defined benefit plan in which the employee participates.
DTE LLC is a subsidiary of DTE Energy Company (DTE Energy). DTE LLC, the specific employers listed above, and the Participating Affiliates are otherwise referred to as the “Company” or “Companies.”
The Local 223 Plan covers regular full-time and part-time employees of a Regulated Participating Employer (DTE LLC, DTE Electric, and DTE Gas) represented by Local 223 of the Utility Workers Union of America.
The Local 17 Plan covers regular full-time and part-time employees of the Company represented by Local 17 of the International Brotherhood of Electrical Workers.
The Gas ISOP covers regular full-time and part-time employees of the Company represented by:
•Local #799C Transmission and Storage Operations (T&SO), International Chemical Workers Union Council, United Food and Commercial Workers;
•Local #799C Northern, International Chemical Workers Union Council, United Food and Commercial Workers;
•Local #70C, International Chemical Workers Union Council, United Food and Commercial Workers; or
•Local #132C, International Chemical Workers Union Council, United Food and Commercial Workers
Employees are eligible to participate in the respective Plans as soon as administratively practicable upon hire. The Plans are subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).
DTE LLC is the sponsor of the Plans. The DTE Energy Benefit Plan Administration Committee (BPAC) is the administrator of the Plans (Plan Administrator). The Plan Administrator has the responsibility for the day-to-day administration of the Plans. DTE LLC, acting through the DTE Energy Investment Committee, is responsible for the selection and retention of the Plans' investment options and any investment manager that may be appointed under the DTE Energy Company Master Plan Trust (Master Trust). Empower Trust Company, LLC is the Plans' Trustee (Trustee), and Empower Retirement is the Plans' recordkeeper (Recordkeeper).
Investment management fees, brokerage fees, transfer taxes, and other expenses incidental to the purchase or sale of securities are paid from investment assets.
Contributions
Each of the Plans provides for Employee Contributions in the form of pre-tax contributions (Tax Deferred Contributions), post-tax contributions (Employee After-Tax Contributions) (excluding the Citizens Plan), and Roth 401(k) Contributions, up to a maximum of 100% of annual eligible compensation (as defined by the respective Plans) and subject to maximum limitations established by the Internal Revenue Code of 1986, as amended (IRC). Certain employee groups are automatically enrolled with a 4% pre-tax deferral rate. If stated in the respective Plan document, the deferral rate increases 1 percent each year, until it reaches a maximum of 10 percent. Participants age 50 or older in the plan year are also eligible to make Catch-Up Contributions and Roth 401(k) Catch-Up Contributions subject to the limitations established by the IRC. Participants may also directly roll over distributions of certain assets from a tax-qualified plan of a prior employer (Direct Rollover Contributions) into the Plans.
After six months of service for participants of the Local 223, Local 17, and Gas ISOP Plans, after two years of service for participants of the Citizens Plan subdivision of the SSOP, and upon hire for all other participants, the Company makes Company Contributions on behalf of eligible participants (as defined by the respective Plans) based on a participant’s Employee Contributions. The amount of the Company Contribution is dependent upon the respective Plan and participant's employee group, as specified in the Plan document.
For eligible employees of the SSOP, Local 223, and Gas ISOP Plans, and as defined in those respective Plan documents, the Company will make a Non-Elective Contribution each pay period equal to 4% of the participant’s eligible compensation. Employees do not need to make Employee Contributions to be eligible for the Non-Elective Contribution.
Participant Accounts
Each participant's account is increased with the participant's Employee Contributions, including eligible Direct Rollover Contributions, Company Contributions, and Non-Elective Contributions. Each participant's account is reduced by withdrawals, loans and fees. Participant accounts also increase or decrease due to investment gains or losses. Forfeited balances of terminated participants' non-vested accounts are used to reduce future Company Contributions. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
Vesting
Employee Contributions and Direct Rollover Contributions are fully vested at all times. In general, Company Contributions and Non-Elective Contributions will vest according to the following schedule:

Years of Service	Percent Vested
Less than 2	0%
2	20%
3	40%
4	60%
5	80%
6	100%
In addition, a participant will generally have a fully vested interest in Company Contributions and Non-Elective Contributions upon (a) attainment of age 65 while actively employed, (b) disability, as defined in the Plans, (c) death, or (d) in some cases, in connection with the sale of a business.
Investment Options
Participants may elect to have their Employee Contributions and Direct Rollover Contributions invested entirely in any one of the investment funds or in any combination of the investment funds held in the Master Trust. For the Local 223 Plan, Local 17 Plan, and Gas ISOP, Company Contributions and Non-Elective Contributions will be initially invested in the DTE Energy Stock Fund. For the SSOP, Company Contributions will be made either in cash or in shares of DTE Energy common stock at the option of DTE LLC, and Non-Elective Contributions will be invested in the DTE Energy Stock Fund or other funds designated by the Plan Administrator. If the Company Contribution is made in cash, the DTE Energy Stock Fund will immediately purchase shares of DTE Energy common stock at current market rates. Contributions made by the Company invested in the DTE Energy Stock Fund, or to any other fund directed by the Plan Administrator, can be transferred to any investment by participants.
The entire DTE Energy Stock Fund is considered to be the Employee Stock Ownership Plan (ESOP) portion of the Plans. Quarterly dividends from DTE Energy common stock are automatically reinvested in DTE Energy common stock, unless distributed. DTE Energy common stock dividends may be paid out in cash on a quarterly basis, at the participant's election, and are reported as distributions in the accompanying Statements of Changes in Net Assets Available for Benefits.
The Trustee purchases and sells shares of DTE Energy common stock in open market transactions at prevailing market prices. However, the Trustee may purchase or sell DTE Energy common stock from or to DTE Energy if the purchase or sale price is for adequate consideration. Brokerage commissions are charged against the DTE Energy Stock Fund.
A participant's interest in the DTE Energy Stock Fund is measured by share trading. A share-traded investment is traded and valued on a share basis.
Administrative Expenses
The Company pays certain administrative and other expenses of the Plans.
Voting Rights
Each participant is entitled to exercise voting rights attributable to the shares of DTE Energy common stock allocated to their account and is notified by the Trustee prior to the time that such rights are to be exercised. The Trustee is not permitted to vote any allocated share for which instructions have not been given by a participant in the DTE Electric Plan subdivision of the SSOP, in the Local 223 Plan, or in the Local 17 Plan. For the remaining subdivisions of the SSOP and for the Gas ISOP, shares with respect to which the Trustee does not receive voting instructions will be voted by the Trustee in the same proportion as shares for which the Trustee receives voting instructions.
Distributions, Withdrawals, and Participant Notes Receivable
Distributions can be made upon termination of employment, death or disability, as defined under each of the plans. Some distribution options include 100% lump sum payments, installment payments, or partial lump sum payments (no more than four times per year). Distributions cannot be deferred beyond April 1st of the year following the year the participant attains the required minimum distribution age unless the participant is still employed by the Company. The Plans also allow participants to withdraw, prior to termination of employment, certain portions of their account balances as an in-service distribution, upon attainment of age 59 ½, or under financial hardship, as defined in the respective Plan documents.
Participants may borrow from their accounts subject to certain maximum and minimum amounts as described by the respective Plan documents and the IRC. Notes receivable (participant loans), for which only two notes receivable per participant can be outstanding at a given time, are collateralized by the participant’s account balance and bear interest at a market rate. No loans may be made from Company Contributions or Non-Elective Contributions.
Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plans to discontinue its contributions at any time and to terminate each of the Plans subject to the provisions of ERISA, except as otherwise agreed to pursuant to collective bargaining. In the event any of the Plans terminate, participants will become 100% vested within those respective terminated Plans.